Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Schedule of Par Values, Fair Values and Purchase Premiums (Discounts) of Initial Portfolio

The following table shows the par values, fair values and purchase premiums (discounts) of the Initial Portfolio as February 11, 2020, the closing date of the IPO:

	Par value	Fair Value	Premium (Discount)

Assets

Cash	$302	$302	$—

Loans, held-for-investment, net	22,127	22,282	155

Preferred stock	40,000	40,400	400

Mortgage loans, held-for-investment, net	863,564	934,918	71,354

Accrued interest and dividends	3,616	3,616	—

Mortgage loans held in variable interest entities, at fair value	1,742,186	1,742,093	(93)

	$2,671,795	$2,743,611	$71,816

Liabilities

Credit facility	$788,764	$788,764	$—

Bridge facility	95,000	95,000	—

Bonds payable held in variable interest entities, at fair value	1,607,918	1,607,918	—

	$2,491,682	$2,491,682	$—

Total contributions	$180,113	$251,929	$71,816